OIL & NATURAL GAS PROPERTIES (Details 2) - shares	Jun. 30, 2024	Dec. 31, 2023	May 11, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Common Stock, Shares, Issued	251,930,516	248,830,516		165,472,241
Orogrande Project [Member]
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			27,060,637
Equity Method Investment, Ownership Percentage			10.8751%
Orogrande Project [Member] | Dingus Investments, Inc.
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			7,050,382
Equity Method Investment, Ownership Percentage			2.8334%
Orogrande Project [Member] | Pandora Energy, LP
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | Kennedy Minerals, Ltd
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | The de Compiegne Property Company No. 20, Ltd
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			6,220,779
Equity Method Investment, Ownership Percentage			2.50%
Orogrande Project [Member] | Loma Hombre Energy, LLC
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			622,078
Equity Method Investment, Ownership Percentage			0.25%
Orogrande Project [Member] | Sero Capital, LLC
Reserve Quantities [Line Items]
Common Stock, Shares, Issued			725,840
Equity Method Investment, Ownership Percentage			0.2917%